PGIM Total Return Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 100.9%
Asset-Backed Securities 22.0%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		850	$865,995
Ford Credit Auto Owner Trust, Series 2023-01, Class C, 144A	5.580	08/15/35		100	100,088
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	203,427
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	101,766
					1,271,276
Collateralized Loan Obligations 19.0%
AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	12/02/34		1,000	1,000,503
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.987(c)	10/20/37		1,500	1,506,628

AlbaCore Euro CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.311(c)	06/15/34	EUR	750	789,831
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.086(c)	07/15/37		1,250	1,255,085
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.007(c)	04/20/35		500	501,192

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/20/32		461	461,663
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.337(c)	07/20/37		1,500	1,506,409
Aurium CLO DAC (Ireland), Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.385(c)	06/22/34	EUR	1,750	1,842,839
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.529(c)	04/15/35	EUR	250	262,253
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35		250	250,693

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049%(c)	01/20/35	500	$501,206
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.889(c)	10/20/31	213	213,767
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37	2,000	2,013,081
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.066(c)	01/25/35	750	751,800
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.817(c)	05/17/31	345	346,241

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	5.939(c)	01/17/32	397	397,198
BlueMountain CLO Ltd. (Cayman Islands), Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	04/19/34	1,000	1,002,094
Canyon Capital CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.977(c)	04/15/35	292	292,610
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.881(c)	04/30/31	122	121,738
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.879(c)	04/17/31	110	110,600
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.021(c)	10/20/37	3,000	3,007,381
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	04/20/37	1,000	1,004,843
Clover CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	5.987(c)	10/25/33	750	750,509

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.957%(c)	04/20/35		250	$250,625
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	6.227(c)	04/20/37		1,000	1,008,175

Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.029(c)	01/17/34		500	501,061
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.850(c)	05/22/32	EUR	1,186	1,251,837
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37		1,500	1,511,896
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.907(c)	10/20/37		2,500	2,512,030
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137(c)	04/20/37		2,000	2,009,931

Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.046(c)	04/25/36		2,000	2,002,145
Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.533(c)	10/20/37		2,000	2,013,935
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	6.042(c)	10/22/37		1,750	1,759,618
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.928(c)	04/15/31		117	117,332
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/26/31		143	143,424
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.605(c)	05/24/38	EUR	1,250	1,326,579
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.019(c)	04/20/34		2,050	2,050,000

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.279%(c)	01/16/33		246	$246,432
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.862(c)	10/20/31		739	741,427
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.098(c)	01/15/31		123	123,613
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.049(c)	07/20/34		500	500,494

Madison Park Euro Funding (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.979(c)	07/15/32	EUR	250	263,196
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.232(c)	01/22/37		1,000	1,008,479
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.029(c)	07/17/34		250	250,074

Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	1,500	1,593,525
Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/34		1,000	1,002,195
Ocean Trails CLO Ltd. (Cayman Islands), Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.361(c)	01/20/38		1,850	1,850,000
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.897(c)	01/15/33		250	250,059
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37		2,000	2,017,238
OZLM Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.938(c)	04/15/31		125	124,915
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A2R4, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.962%)	6.482(c)	05/21/34		465	466,155

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.879%(c)	10/20/31		88	$88,211
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.098(c)	10/15/34		500	501,192
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.197(c)	04/17/37		1,500	1,507,709
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	01/20/35		750	750,336

Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.517(c)	01/20/36		1,000	1,007,799
Rockford Tower Europe CLO DAC (Ireland), Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.198(c)	04/24/37	EUR	1,100	1,173,162
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	6.484(c)	05/07/31		600	600,630
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.497(c)	01/20/36		1,250	1,261,303
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.407(c)	01/20/37		1,250	1,258,587
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.001(c)	04/22/35	EUR	750	787,541
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.897(c)	10/20/32		250	250,114
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	07/20/34		750	751,637
TICP CLO Ltd. (Cayman Islands), Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.156(c)	04/25/37		1,000	1,004,937

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.856%(c)	07/15/34		750	$758,098
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.307(c)	01/20/35		1,000	1,004,322
Trinitas Euro CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.784(c)	04/15/37	EUR	1,250	1,326,378
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.076(c)	07/15/37		2,000	2,014,192
					64,832,702
Consumer Loans 1.1%
Affirm Asset Securitization Trust,
Series 2024-B, Class B, 144A	4.880	09/15/29		300	297,319
Series 2024-X02, Class B, 144A	5.330	12/17/29		600	599,977
Series 2024-X02, Class C, 144A	5.620	12/17/29		600	600,779

GreenSky Home Improvement Issuer Trust, Series 2024-02, Class A3, 144A	5.150	10/27/59		500	509,192
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		91	91,524
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		400	410,332
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	103,326
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	103,991
Series 2024-01A, Class A, 144A	5.790	05/14/41		300	312,263

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	98,292
Stream Innovations Issuer Trust, Series 2024-02A, Class A, 144A	5.210	02/15/45		500	500,930
					3,627,925
Credit Cards 0.3%
Genesis Sales Finance Master Trust, Series 2024-B, Class A, 144A	5.870	12/20/32		1,000	1,000,020

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.6%
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377%	04/25/54	446	$450,676
GS Mortgage-Backed Securities Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.234(c)	01/25/55	393	393,661
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.461(c)	03/20/54	79	79,728
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	78	79,787
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	83	83,280
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	84	84,772
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	486	481,677
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	400	392,928
				2,046,509
Other 0.5%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	3.080(c)	10/16/28	300	299,994
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	182	183,458
Series 2024-01GS, Class A, 144A	6.250	06/20/57	289	288,537

Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	500	471,417
Tesla Sustainable Energy Trust, Series 2024-01A, Class A2, 144A	5.080	06/21/50	500	502,377
				1,745,783
Student Loan 0.1%
SMB Private Education Loan Trust, Series 2024-E, Class A1A, 144A	5.090	10/16/56	388	388,721

Total Asset-Backed Securities (cost $74,660,207)				74,912,936

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 10.9%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF03, Class A1, 144A	1.075%	10/15/54	125	$122,236
BANK,
Series 2020-BN30, Class A3	1.650	12/15/53	1,950	1,641,865
Series 2021-BN35, Class A4	2.031	06/15/64	500	422,454
Series 2021-BN38, Class A4	2.275	12/15/64	250	211,329

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.733(cc)	02/15/50	8,410	96,607
BANK5,
Series 2023-05YR04, Class A3	6.500	12/15/56	1,039	1,090,666
Series 2024-05YR08, Class A3	5.884	08/15/57	1,200	1,244,020
Series 2024-05YR09, Class A3	5.614	08/15/57	1,300	1,334,238
Series 2024-05YR10, Class A3	5.302	10/15/57	1,400	1,419,495
Barclays Commercial Mortgage Securities Trust,
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.864(c)	10/15/37	300	300,375
Series 2020-C07, Class XB, IO	1.097(cc)	04/15/53	1,019	48,016
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,100	1,164,445
Series 2024-05C27, Class A3	6.014	07/15/57	500	520,466
Series 2024-05C29, Class A3	5.208	09/15/57	600	606,362
Benchmark Mortgage Trust,
Series 2018-B07, Class A3	4.241	05/15/53	590	562,578
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	612,941
Series 2021-B28, Class A1	0.597	08/15/54	385	370,904
Series 2023-B40, Class A2	6.930	12/15/56	384	405,292
Series 2023-V02, Class A3	5.812(cc)	05/15/55	500	512,224
Series 2024-V05, Class A3	5.805	01/10/57	500	515,312
Series 2024-V08, Class A3	6.189(cc)	07/15/57	900	942,487
Series 2024-V09, Class A3	5.602	08/15/57	1,250	1,281,516
Series 2024-V10, Class A3	5.277	09/15/57	1,050	1,062,851

BFLD Mortgage Trust, Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.101(c)	08/15/26	299	299,743
BMO Mortgage Trust,
Series 2024-05C05, Class A3	5.857	02/15/57	550	568,686
Series 2024-05C06, Class A3	5.316	09/15/57	1,500	1,518,634
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	7.543(c)	12/15/38	143	140,898
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.102(c)	10/15/41	500	501,094

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.301%(c)	08/15/39	500	$501,406

BX Trust, Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.699(c)	03/15/41	500	501,563
BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	150	125,426
Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	145	130,761
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	1,200	1,147,469
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.229(c)	09/15/38	200	201,750
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782	11/10/52	500	445,101
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	97	96,710
Series 2015-LC21, Class A4	3.708	07/10/48	928	920,726
Series 2017-COR02, Class A3	3.510	09/10/50	373	354,755
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	207,115
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,000	29,909

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	225,347
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4	3.766	04/15/51	244	238,850
Series 2019-C16, Class A2	3.067	06/15/52	227	209,451
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.847(cc)	06/10/39	220	222,323
Series 2024-ELM, Class D15, 144A	6.897(cc)	06/10/39	200	202,339
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	8.274(c)	10/15/36	180	179,000
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	800	798,906
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205	11/10/50	570	546,232
Series 2018-GS10, Class A4	3.890	07/10/51	125	119,538
Series 2021-GSA03, Class A4	2.369	12/15/54	200	170,220
Series 2021-GSA03, Class XB, IO	0.746(cc)	12/15/54	2,000	75,996

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class ASB	2.051	05/13/53	1,100	1,012,946

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP04, Class A3	3.393%	12/15/49	205	$199,158
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.199(c)	06/15/26	330	330,412
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.324(c)	04/15/38	295	294,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5	3.102	11/15/49	1,000	955,390
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	965,221
Series 2019-L02, Class A3	3.806	03/15/52	318	303,245
Series 2020-HR08, Class A3	1.790	07/15/53	248	211,997

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56	500	520,606
NJ Trust, Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	200	209,880
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.223(c)	03/15/36	120	114,156
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.674(c)	01/15/36	220	209,550
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.974(c)	01/15/36	200	188,000
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	700	702,086
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	215	218,404
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	480	490,454

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	487	470,232
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.192(c)	11/15/41	1,020	1,020,000
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.640(c)	11/15/41	780	780,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3	2.674	07/15/48	257	249,420
Series 2017-C40, Class A3	3.317	10/15/50	105	100,925
Series 2020-C58, Class A3	1.810	07/15/53	119	102,850

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.900%(c)	10/15/41	200	$199,919
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.549(c)	10/15/41	275	274,878

Total Commercial Mortgage-Backed Securities (cost $37,099,474)				37,293,305
Corporate Bonds 33.7%
Aerospace & Defense 0.4%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	295	299,040
Boeing Co. (The),
Sr. Unsec’d. Notes	3.300	03/01/35	190	153,427
Sr. Unsec’d. Notes	3.900	05/01/49	180	129,165
Sr. Unsec’d. Notes	5.150	05/01/30	420	418,457
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	250	249,703
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	177	177,221
				1,427,013
Agriculture 0.7%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	5.834	02/20/31	630	655,024
Gtd. Notes	6.343	08/02/30	75	79,686
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	118,926
Gtd. Notes	5.931	02/02/29	25	25,999

Bunge Ltd. Finance Corp., Gtd. Notes	2.750	05/14/31	600	531,006
Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	450	458,638
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.700	08/15/35	425	436,205
				2,305,484

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750%	04/20/29	150	$149,062
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	300	296,880
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	140	141,271
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	225	221,807
				809,020
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	46,331
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	43,962
				90,293
Auto Manufacturers 1.4%
American Honda Finance Corp., Sr. Unsec’d. Notes, GMTN	5.050	07/10/31	465	470,210
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	30	25,023
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.271	01/09/27	930	913,248
Sr. Unsec’d. Notes	5.125	11/05/26	200	199,648
Sr. Unsec’d. Notes	7.200	06/10/30	255	272,435

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	785	849,711
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	180,826
Sr. Unsec’d. Notes	5.800	06/23/28	225	231,615
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	358,260
Sr. Unsec’d. Notes, 144A	5.300	03/19/27	290	293,167

Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	5.000	01/11/34	285	281,907

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800%	01/05/34	245	$244,028
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	5.250	03/22/29	320	318,721
				4,638,799
Auto Parts & Equipment 0.3%
Aptiv PLC/Aptiv Global Financing DAC, Gtd. Notes	4.650	09/13/29	585	571,903
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	40	41,102
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	400	379,724
				992,729
Banks 8.1%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	200	203,139
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	400	404,500
Sr. Preferred Notes	5.439	07/15/31	400	407,011
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	675	581,354
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	1,270	1,075,468
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	981,502
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	395	390,516
Sr. Unsec’d. Notes	5.335(ff)	09/10/35	310	304,375

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	415	397,939
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27	340	321,025
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	208,176

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	205,226
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	460	472,954
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	815	815,843

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series X	3.875%(ff)	02/18/26(oo)	40	$38,792
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	887,280
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	2,120	2,090,231
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	520	526,095
Sub. Notes	5.827(ff)	02/13/35	510	519,599

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	716	731,013
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	760	746,591
Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	200	202,048
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	310	294,198
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	930	917,676
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	201	191,219
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	270	282,749
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	52,792
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	722,047
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	170	178,474
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	175	179,184
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	41,703
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	124,460
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	421,585
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,102,278
Sr. Unsec’d. Notes	4.603(ff)	10/22/30	1,480	1,469,530
Sr. Unsec’d. Notes	5.294(ff)	07/22/35	335	340,368
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	755	778,334

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	300	297,911
KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	450	404,308
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	95	97,067
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	520	469,060
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	515	429,252
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	970	849,506

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes, GMTN	4.350%	09/08/26	195	$193,681
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	195	185,356
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	500	426,313
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	400	344,981

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	91,595
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	95	96,962
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	140	146,482
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.197(c)	05/12/26	200	200,889
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	291,168
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.211(ff)	12/03/35	1,270	1,278,489
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	126,899
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	685	721,200
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	238,002
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	294,931
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	164,104
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	740	755,298
				27,710,728
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	40	38,098
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	290	294,660
Building Materials 0.4%
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25	50	50,682
CRH SMW Finance DAC, Gtd. Notes	5.200	05/21/29	630	640,295

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Fortune Brands Innovations, Inc., Sr. Unsec’d. Notes	3.250%	09/15/29	175	$163,815
Griffon Corp., Gtd. Notes	5.750	03/01/28	23	22,715
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	200	192,136
Masco Corp., Sr. Unsec’d. Notes	3.500	11/15/27	230	222,382
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	74,525
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	69,802
				1,436,352
Chemicals 0.7%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	75	65,367
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	8.500	01/12/31	620	643,831
Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28	125	129,462
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	130	128,817
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.419	11/15/48	260	274,434
FMC Corp.,
Sr. Unsec’d. Notes	5.150	05/18/26	140	140,513
Sr. Unsec’d. Notes	6.375	05/18/53	430	449,060

Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	55	55,402
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750	05/02/34	320	331,075
RPM International, Inc., Sr. Unsec’d. Notes	2.950	01/15/32	20	17,641
				2,235,602

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.4%
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000%	06/01/29	100	$94,856
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	125	113,261
Gtd. Notes, 144A	4.625	10/01/27	150	143,391

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	200,250
Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	50	51,784
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	160	155,901
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	75	74,570
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	72,437
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32	30	29,795
Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32	45	44,822
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	50	44,701
University of Southern California, Sr. Unsec’d. Notes	4.976	10/01/53	212	213,904
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	80	66,142
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	150	152,688
				1,458,502
Computers 0.3%
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	200	208,223
Leidos, Inc., Gtd. Notes	4.375	05/15/30	500	482,958

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375%	02/15/30	150	$145,725
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	86,507
				923,413
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	100	92,745
Diversified Financial Services 0.4%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	52,613
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	111,932
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	120	102,786
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	175	177,954
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	5.297	03/28/34	300	305,333
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750	11/15/31	150	146,013
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34	145	150,377
OneMain Finance Corp., Gtd. Notes	6.625	05/15/29	200	204,049
PennyMac Financial Services, Inc., Gtd. Notes, 144A	7.875	12/15/29	50	52,819
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	207,198
				1,511,074
Electric 1.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	225	227,694
Sr. Unsec’d. Notes	5.450	05/15/29	150	154,134

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365%	06/15/26	175	$176,094
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	175	158,108
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	165,837

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	190,066
Edison International, Sr. Unsec’d. Notes	5.250	11/15/28	130	131,572
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	710	715,423
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	200	200,000
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	400	418,876

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	200	193,176
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	45,802
Gtd. Notes, 144A	3.875	02/15/32	50	44,554
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	110	97,547
First Mortgage	4.950	07/01/50	225	202,153

PPL Electric Utilities Corp., First Mortgage	4.850	02/15/34	185	185,410
Puget Energy, Inc., Sr. Sec’d. Notes	4.224	03/15/32	145	134,801
Sempra, Jr. Sub. Notes	4.125(ff)	04/01/52	120	114,130
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	21,660
First Mortgage	5.300	03/01/28	110	112,308
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	175	176,745
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	975	1,049,039
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	50	47,741
Gtd. Notes, 144A	6.875	04/15/32	70	72,665
				5,035,535

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.3%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350%	08/18/28	265	$277,838
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29	110	113,224
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	165,000
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	195,646
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	330,000
				1,081,708
Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	75	70,852
Sr. Sec’d. Notes, 144A	6.500	02/15/32	65	66,349
Sr. Sec’d. Notes, 144A	7.000	02/15/30	75	77,394

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	50	49,972
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	175	171,189
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29	50	45,462
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	380	321,456
Gtd. Notes	5.141	03/15/52	155	124,750

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	6.250	03/15/33	35	34,938
				962,362
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31	30	31,125
Foods 1.1%
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	200	191,024
Sr. Sec’d. Notes, 144A	8.000	09/15/28	150	154,299

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A (original cost $338,499; purchased 05/02/24)(f)	8.125%	05/14/30	GBP	270	$333,437
Bellis Finco PLC (United Kingdom), Gtd. Notes (original cost $262,254; purchased 12/03/21 - 03/22/22)(f)	4.000	02/16/27	GBP	218	260,667
Bimbo Bakeries USA, Inc. (Mexico), Gtd. Notes, 144A	6.050	01/15/29		205	211,572
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl,
Gtd. Notes	6.500	12/01/52		200	211,394
Gtd. Notes	6.750	03/15/34		205	223,068
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	4.375	02/02/52		300	235,302
Gtd. Notes	5.125	02/01/28		45	45,154

Kroger Co. (The), Sr. Unsec’d. Notes	4.700	08/15/26		750	752,438
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	23,239
Gtd. Notes, 144A	4.375	01/31/32		75	68,787

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		50	44,022
Post Holdings, Inc.,
Gtd. Notes, 144A	6.375	03/01/33		105	105,002
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	68,377

Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	3.000	10/15/30		830	724,876
					3,652,658
Gas 0.0%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52		75	69,673
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		125	117,227

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.0%
Cigna Group (The), Sr. Unsec’d. Notes	3.200%	03/15/40	235	$180,999
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	545	555,686
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	325	304,493
Gtd. Notes, 144A	6.875	09/01/32	75	77,464

Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	745	685,823
Laboratory Corp. of America Holdings, Gtd. Notes	4.800	10/01/34	780	759,075
LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	4.375	02/15/27	75	72,668
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	150	144,802
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	90	86,002
Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	75	75,117
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	50	46,866
Sr. Sec’d. Notes	6.750	05/15/31	125	128,110

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63	455	438,645
				3,555,750
Home Builders 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	46,752
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	325	331,705
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	75	70,125
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	50,279
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	50	48,989

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
M/I Homes, Inc., Gtd. Notes	4.950%	02/01/28	150	$147,299
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	50	47,902
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	350	353,845
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	225	225,739
				1,322,635
Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32	150	136,646
Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	50	50,855
Sr. Unsec’d. Notes	6.625	05/15/32	20	20,352
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	44,587
Gtd. Notes	4.375	02/01/32	75	67,063
				182,857
Insurance 0.6%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	257,035
Corebridge Financial, Inc., Sr. Unsec’d. Notes	5.750	01/15/34	450	467,520
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	104,371
Sr. Unsec’d. Notes	5.625	08/16/32	135	138,589
Sr. Unsec’d. Notes	6.000	12/07/33	405	421,317

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	165	163,165

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Lincoln National Corp., Sr. Unsec’d. Notes	5.852%	03/15/34	320	$332,946
Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	85	88,943
				1,973,886
Internet 0.3%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	124,717
Uber Technologies, Inc., Sr. Unsec’d. Notes	4.300	01/15/30	760	745,116
				869,833
Iron/Steel 0.1%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	75	75,535
Gtd. Notes, 144A	7.375	05/01/33	35	35,634

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	52,254
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	120	112,401
				275,824
Leisure Time 0.5%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	150	149,812
Gtd. Notes, 144A	6.000	05/01/29	225	225,090
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	95,500

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	25	26,750
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	225	225,639
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	675	673,015
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	08/31/26	100	99,750

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Cruises Ltd., Gtd. Notes, 144A	5.875%	09/15/27	50	$49,500
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	49,188
				1,594,244
Lodging 0.5%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	170	158,891
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	30,254
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	540	486,002
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	218,876
Gtd. Notes	6.500	04/15/32	160	161,886

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	300	299,624
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	200	193,875
				1,549,408
Machinery-Diversified 0.4%
AGCO Corp., Gtd. Notes	5.450	03/21/27	120	121,545
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,216
CNH Industrial Capital LLC,
Gtd. Notes	4.500	10/08/27	625	620,626
Gtd. Notes	5.500	01/12/29	390	400,400

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	175	187,937
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28	140	139,731
				1,522,455

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	4.500%	05/01/32		50	$44,151
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52		400	271,782
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28		525	536,756
Sr. Unsec’d. Notes, 144A	2.600	06/15/31		535	458,326
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $1,688; purchased 01/31/24)(f)	6.625	08/15/27(d)		25	143
Sec’d. Notes, 144A (original cost $39,000; purchased 08/30/22)(f)	5.375	08/15/26(d)		200	1,189
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		50	33,070
Gtd. Notes	7.375	07/01/28		25	18,881
Gtd. Notes	7.750	07/01/26		50	42,827

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		250	265,194
FactSet Research Systems, Inc., Sr. Unsec’d. Notes	3.450	03/01/32		790	709,120
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		80	81,704
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	306	337,973
					2,801,116
Mining 0.6%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.875	10/15/27		200	199,088
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		25	25,351
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	4.750	05/15/25		200	199,438
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		150	149,152

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Kinross Gold Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes	6.250%	07/15/33	320	$339,003

Newmont Corp., Gtd. Notes	5.875	04/01/35	580	614,065
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	350	357,352
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	200	192,648
				2,076,097
Miscellaneous Manufacturing 0.0%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	115	101,824
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	140	133,828
Gtd. Notes	3.250	02/15/29	600	557,252
				691,080
Oil & Gas 2.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	250	220,004
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	645	604,843
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	250	256,898
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	175	210,387
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	128,006

BP Capital Markets America, Inc., Gtd. Notes	4.812	02/13/33	300	297,409
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.850	02/01/35	250	256,722
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	100	73,287
Sr. Unsec’d. Notes	5.400	06/15/47	760	713,394

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	75	75,099

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000%	10/15/26		100	$98,533
Gtd. Notes, 144A	8.375	07/01/28		25	26,089
Gtd. Notes, 144A	8.625	11/01/30		25	26,560
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		45	45,421
Gtd. Notes, 144A	9.250	02/15/28		40	42,084
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34		230	232,773
Gtd. Notes	6.250	03/15/33		400	426,093
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		489	406,779
Sr. Unsec’d. Notes	6.875	04/29/30		30	29,430
Sr. Unsec’d. Notes	7.750	02/01/32		365	358,138
Sr. Unsec’d. Notes	8.625	01/19/29		220	233,713
Sr. Unsec’d. Notes	8.875	01/13/33		100	103,010

Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.375	03/30/28		48	44,457
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		275	261,894
Gtd. Notes	5.375	02/01/29		50	49,760
Gtd. Notes, 144A	5.875	02/01/29		125	125,186
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		15	14,476
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	71,320

Parkland Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.625	08/15/32		65	65,162
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		75	77,255
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	160	194,614
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	258,369
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	98,542
Gtd. Notes	5.350	02/12/28		220	203,764
Gtd. Notes	6.500	03/13/27		200	195,126
Gtd. Notes	6.500	01/23/29		100	94,344
Gtd. Notes	6.875	10/16/25		560	559,440
Gtd. Notes, EMTN	2.750	04/21/27	EUR	170	166,792
Gtd. Notes, EMTN	4.875	02/21/28	EUR	230	232,419

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150%	01/15/31	125	$108,216
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29	35	35,271
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27	200	199,493
				7,920,572
Packaging & Containers 0.3%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	140	127,498
Ball Corp.,
Gtd. Notes	2.875	08/15/30	300	263,424
Gtd. Notes	6.000	06/15/29	50	51,043

Berry Global, Inc., Sr. Sec’d. Notes, 144A	5.800	06/15/31	200	206,844
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	350	331,357
				980,166
Pharmaceuticals 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39	265	236,099
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	125	123,019
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	16,750
Gtd. Notes, 144A	5.000	02/15/29	25	14,875
Gtd. Notes, 144A	5.250	01/30/30	25	14,250
Gtd. Notes, 144A	5.250	02/15/31	25	13,625
Gtd. Notes, 144A	6.250	02/15/29	50	32,000
Gtd. Notes, 144A	7.000	01/15/28	25	17,500
Gtd. Notes, 144A	9.000	12/15/25	25	24,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	25	20,687
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	130	89,061
Sr. Unsec’d. Notes	3.250	08/15/29	225	208,240

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Eli Lilly & Co., Sr. Unsec’d. Notes	5.200%	08/14/64	125	$123,554
Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61	55	33,963
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	182,810
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	6	5,859
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	278	273,936
Viatris, Inc., Gtd. Notes	3.850	06/22/40	125	97,347
				1,528,075
Pipelines 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	225	220,559
Gtd. Notes, 144A	6.625	02/01/32	60	61,100

Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	670	705,152
DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27	540	550,515
Gtd. Notes, 144A	6.750	09/15/37	310	337,520
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	322,230
Sr. Unsec’d. Notes	5.000	05/15/50	220	196,734
Sr. Unsec’d. Notes	5.400	10/01/47	285	268,621
Sr. Unsec’d. Notes	6.400	12/01/30	35	37,491
Sr. Unsec’d. Notes	6.550	12/01/33	590	643,010

EnLink Midstream LLC, Gtd. Notes, 144A	6.500	09/01/30	350	372,903
Enterprise Products Operating LLC, Gtd. Notes	5.550	02/16/55	267	272,714
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,685
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	27,072
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	360	346,638

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	4.950%	03/14/52	55	$48,920
Sr. Unsec’d. Notes	5.200	03/01/47	105	98,159
Sr. Unsec’d. Notes	5.500	06/01/34	460	465,993
Sr. Unsec’d. Notes	5.500	02/15/49	55	53,308

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	400	446,111
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	124,493
Gtd. Notes	5.200	07/15/48	65	60,320
Gtd. Notes	6.050	09/01/33	130	137,224

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	75	73,037
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	37,353
Gtd. Notes	5.500	02/15/35	222	225,565
Gtd. Notes	6.500	03/30/34	565	614,840

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	430	375,738
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	460	476,987
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	248	244,397
Sr. Unsec’d. Notes	4.650	07/01/26	150	149,361
Sr. Unsec’d. Notes	6.350	01/15/29	135	141,090
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	920	804,184
Sr. Unsec’d. Notes	5.150	03/15/34	255	254,769
Sr. Unsec’d. Notes	5.400	03/02/26	95	95,717
				9,315,510
Real Estate 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	50	45,812
Gtd. Notes, 144A	5.375	08/01/28	150	147,348
				193,160

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.750%	04/15/35	30	$28,998
Gtd. Notes	5.250	05/15/36	485	486,582

American Tower Corp., Sr. Unsec’d. Notes	3.950	03/15/29	660	639,326
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	700	685,829
Sr. Unsec’d. Notes	4.050	07/01/30	145	138,465
Sr. Unsec’d. Notes	5.500	02/15/34	185	187,514
Sr. Unsec’d. Notes	5.750	02/15/35	75	77,602

COPT Defense Properties LP, Gtd. Notes	2.750	04/15/31	115	99,124
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	254,505
Sr. Unsec’d. Notes	5.600	06/01/29	140	144,213
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	56,932
Gtd. Notes	9.750	06/15/25	17	17,004
Sr. Unsec’d. Notes	4.750	02/15/28	25	21,376

Extra Space Storage LP, Gtd. Notes	3.900	04/01/29	135	130,097
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	55	48,050
Gtd. Notes	5.250	06/01/25	160	159,897
Gtd. Notes	5.375	04/15/26	850	850,952

Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series H	3.375	12/15/29	800	739,105
Invitation Homes Operating Partnership LP, Gtd. Notes	2.000	08/15/31	270	223,250
Kimco Realty OP LLC, Gtd. Notes	4.600	02/01/33	335	326,503
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	75	48,949
Gtd. Notes	5.000	10/15/27	75	63,690
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	135	116,716
Sr. Unsec’d. Notes	4.700	12/15/28	270	271,007

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	95	96,512

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

SBA Communications Corp., Sr. Unsec’d. Notes	3.125%	02/01/29		150	$137,352
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		155	140,567
Gtd. Notes	4.200	04/15/32		80	74,545
Gtd. Notes	5.500	01/15/29		455	461,046
Gtd. Notes	5.700	01/15/33		45	45,851

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		300	318,803
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		60	59,778
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		1,000	1,009,939
Welltower OP LLC, Gtd. Notes	4.250	04/15/28		175	172,749
					8,332,828
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	23,156
Sr. Sec’d. Notes, 144A	5.625	09/15/29		135	134,663

Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		75	79,736
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		75	79,880
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		325	356,733
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	116,744
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	222,500

Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34		260	255,193
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		75	70,459
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		50	44,108

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.750%	06/25/29	475	$480,536
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	150	138,931
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	40	40,830
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	50	45,645
				2,089,114
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30	150	147,336
Sr. Unsec’d. Notes	5.050	07/12/29	570	576,826
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	205	170,663
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	490	436,257
				1,331,082
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	2.043	08/16/28	1,000	904,010
Software 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	130	132,922
Sr. Unsec’d. Notes	5.450	03/02/28	140	143,320

Oracle Corp., Sr. Unsec’d. Notes	5.550	02/06/53	50	50,085
				326,327
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	275	195,527
Sr. Unsec’d. Notes	5.400	02/15/34	750	771,652
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	150	150,145

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Frontier Communications Holdings LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	5.000%	05/01/28		150	$148,804
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		200	168,176
Sec’d. Notes, 144A	4.875	06/15/29		175	153,764
Sec’d. Notes, 144A	10.000	10/15/32		325	325,393
Sr. Sec’d. Notes, 144A	11.000	11/15/29		500	567,561

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.750	05/24/31		1,060	934,074
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	200	154,094
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		450	393,830
Gtd. Notes	3.750	04/15/27		45	44,104

Verizon Communications, Inc., Sr. Unsec’d. Notes	3.150	03/22/30		235	217,682
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		45	46,984
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	525	588,317
					4,860,107
Transportation 0.3%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		450	479,205
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		275	284,961
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28		100	101,366
					865,532

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250%	07/01/29	400	$406,611
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	300	303,566
				710,177

Total Corporate Bonds (cost $114,764,737)				114,925,115
Floating Rate and Other Loans 0.2%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 1 Month SOFR + 4.850%	9.414(c)	11/17/28	99	96,637
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906(c)	03/01/29	249	249,488
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28	274	268,437
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/31/24	15	16,243
First Lien Term Loan, 1 Month SOFR + 10.100%	14.772(c)	05/25/26	5	4,391
Second Lien Term Loan	8.175	08/24/26(d)	25	125
				289,196
Pharmaceuticals 0.0%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.350%	10.706(c)	02/01/27	25	24,600

Total Floating Rate and Other Loans (cost $655,076)				659,921

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.4%
California 0.2%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563%	05/15/53	520	$477,188
Maryland 0.1%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	305	310,003
Michigan 0.0%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	35,591
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	85,166
				120,757
Minnesota 0.0%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	95	83,138
New York 0.1%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	130	130,349
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	195	197,462
				327,811

Total Municipal Bonds (cost $1,333,420)				1,318,897
Residential Mortgage-Backed Securities 2.1%
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850	04/25/63	794	760,686
Bellemeade Re Ltd., Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	6.884(c)	08/25/34	250	250,774
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	82	81,893

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.984%(c)	03/25/42		15	$16,505
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.984(c)	03/25/42		20	21,541
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.825(c)	06/25/43		100	104,931

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		80	76,271
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.234(c)	10/25/41		200	201,015
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.584(c)	01/25/42		300	304,158
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.134(c)	02/25/42		100	102,460
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.634(c)	04/25/42		310	321,255
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	8.434(c)	09/25/42		600	632,931

Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	4.189(c)	01/24/63	EUR	200	211,287
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		250	250,739
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.992(c)	05/26/66	EUR	400	420,587
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.234(c)	05/25/33		747	757,149
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.049(c)	03/29/27		376	379,807

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.799%(c)	09/27/28		482	$483,865

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		293	275,224
PRPM LLC, Series 2024-RCF06, Class A1, 144A	4.000	10/25/54		571	550,355
Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.434(c)	07/25/33		130	131,543
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		238	238,580
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		391	387,260

Towd Point Mortgage Trust, Series 2024-CES06, Class A1, 144A^	5.725(cc)	11/25/64		400	399,996

Total Residential Mortgage-Backed Securities (cost $7,290,348)					7,360,812
Sovereign Bonds 0.9%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		80	79,600
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		470	460,309
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		100	100,900
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	150	150,834
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	86,686

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes	5.875	10/17/31	EUR	323	322,130
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	142,345
Sr. Unsec’d. Notes, EMTN	5.500	09/18/28	EUR	170	187,395
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	386	367,098
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	400	416,756
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	140	133,145

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.125%	05/15/27	EUR	309	$321,944
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	205,125

Total Sovereign Bonds (cost $3,025,238)					2,974,267
U.S. Government Agency Obligations 18.3%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		485	391,764
Federal Home Loan Mortgage Corp.	2.000	03/01/51		486	392,158
Federal Home Loan Mortgage Corp.	2.000	05/01/51		1,190	960,160
Federal Home Loan Mortgage Corp.	2.500	08/01/50		486	411,255
Federal Home Loan Mortgage Corp.	2.500	01/01/51		484	409,763
Federal Home Loan Mortgage Corp.	2.500	03/01/51		524	441,145
Federal Home Loan Mortgage Corp.	2.500	04/01/51		441	371,396
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,017	855,438
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,460	1,224,517
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,843	2,418,065
Federal Home Loan Mortgage Corp.	2.500	01/01/52		479	407,053
Federal Home Loan Mortgage Corp.	3.000	01/01/52		409	357,906
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,119	991,179
Federal Home Loan Mortgage Corp.	3.000	02/01/52		407	355,735
Federal Home Loan Mortgage Corp.	3.000	03/01/52		189	167,259
Federal Home Loan Mortgage Corp.	3.000	03/01/52		540	477,258
Federal Home Loan Mortgage Corp.	3.000	03/01/52		1,366	1,193,310
Federal Home Loan Mortgage Corp.	3.000	06/01/52		520	459,365
Federal Home Loan Mortgage Corp.	3.000	06/01/52		952	840,987
Federal Home Loan Mortgage Corp.	3.500	08/01/43		417	388,554
Federal Home Loan Mortgage Corp.	3.500	02/01/52		585	532,954
Federal Home Loan Mortgage Corp.	3.500	05/01/52		3,543	3,214,999
Federal Home Loan Mortgage Corp.	4.000	05/01/52		480	449,428
Federal Home Loan Mortgage Corp.	4.000	06/01/52		213	199,716
Federal Home Loan Mortgage Corp.	4.500	06/01/52		994	955,287
Federal Home Loan Mortgage Corp.	4.500	07/01/52		324	311,254
Federal Home Loan Mortgage Corp.	4.500	09/01/52		500	480,458
Federal Home Loan Mortgage Corp.	4.500	10/01/52		273	262,580
Federal Home Loan Mortgage Corp.	5.500	12/01/52		848	849,634
Federal Home Loan Mortgage Corp.	6.000	08/01/52		97	98,275
Federal Home Loan Mortgage Corp.	6.000	04/01/53		460	465,664
Federal National Mortgage Assoc.	1.500	05/01/36		677	593,366
Federal National Mortgage Assoc.	1.500	12/01/50		416	318,180
Federal National Mortgage Assoc.	1.500	01/01/51		569	435,230

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	1.500%	02/01/51	706	$540,446
Federal National Mortgage Assoc.	1.500	03/01/51	1,205	920,578
Federal National Mortgage Assoc.	2.000	TBA	500	400,955
Federal National Mortgage Assoc.(tt)	2.000	TBA	1,000	800,933
Federal National Mortgage Assoc.	2.000	11/01/50	847	684,946
Federal National Mortgage Assoc.	2.000	04/01/51	2,213	1,784,247
Federal National Mortgage Assoc.	2.500	TBA	1,000	837,511
Federal National Mortgage Assoc.	2.500	12/01/49	330	280,015
Federal National Mortgage Assoc.	2.500	02/01/50	137	115,704
Federal National Mortgage Assoc.	2.500	01/01/51	281	237,853
Federal National Mortgage Assoc.	2.500	07/01/51	700	588,800
Federal National Mortgage Assoc.	2.500	11/01/51	481	404,874
Federal National Mortgage Assoc.	2.500	01/01/52	474	398,025
Federal National Mortgage Assoc.	2.500	04/01/52	1,000	839,982
Federal National Mortgage Assoc.	3.000	12/01/51	395	347,422
Federal National Mortgage Assoc.	3.000	01/01/52	191	167,353
Federal National Mortgage Assoc.	3.000	02/01/52	919	803,637
Federal National Mortgage Assoc.	3.000	02/01/52	1,304	1,145,118
Federal National Mortgage Assoc.	3.000	03/01/52	1,399	1,222,568
Federal National Mortgage Assoc.	3.500	07/01/51	519	473,639
Federal National Mortgage Assoc.	3.500	02/01/52	1,758	1,605,446
Federal National Mortgage Assoc.	3.500	05/01/52	924	838,264
Federal National Mortgage Assoc.	3.500	06/01/52	412	375,080
Federal National Mortgage Assoc.	4.000	TBA	2,000	1,870,727
Federal National Mortgage Assoc.	4.000	05/01/52	1,442	1,351,607
Federal National Mortgage Assoc.	4.000	06/01/52	522	488,703
Federal National Mortgage Assoc.	4.500	06/01/52	1,270	1,220,931
Federal National Mortgage Assoc.	4.500	07/01/52	200	192,455
Federal National Mortgage Assoc.	4.500	08/01/52	209	201,323
Federal National Mortgage Assoc.	5.000	TBA	2,500	2,452,973
Federal National Mortgage Assoc.	5.000	06/01/52	194	191,290
Federal National Mortgage Assoc.	5.000	07/01/52	636	625,490
Federal National Mortgage Assoc.	5.500	11/01/52	2,313	2,322,176
Federal National Mortgage Assoc.	5.500	12/01/52	475	475,721
Federal National Mortgage Assoc.	6.000	11/01/52	88	89,192
Federal National Mortgage Assoc.	6.000	11/01/52	476	481,801
Federal National Mortgage Assoc.	6.000	12/01/52	364	368,972
Government National Mortgage Assoc.	2.000	10/20/50	1,233	1,014,545
Government National Mortgage Assoc.	2.000	01/20/51	475	390,079
Government National Mortgage Assoc.	2.000	02/20/51	500	411,277
Government National Mortgage Assoc.	2.500	04/20/51	482	412,448
Government National Mortgage Assoc.	2.500	09/20/51	1,824	1,558,947

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	08/20/51	1,047	$929,026
Government National Mortgage Assoc.	3.000	12/20/51	498	441,395
Government National Mortgage Assoc.	3.500	08/20/50	164	151,218
Government National Mortgage Assoc.	3.500	12/20/51	1,613	1,478,329
Government National Mortgage Assoc.	3.500	03/20/52	895	818,906
Government National Mortgage Assoc.	3.500	04/20/52	562	513,947
Government National Mortgage Assoc.	4.000	01/20/50	481	456,382
Government National Mortgage Assoc.	4.500	08/20/52	839	811,078
Government National Mortgage Assoc.	5.000	09/20/52	440	434,129
Government National Mortgage Assoc.	5.500	09/20/52	193	194,468
Government National Mortgage Assoc.	6.000	09/20/52	497	504,252
Government National Mortgage Assoc.	6.000	02/20/53	447	453,442
Government National Mortgage Assoc.	6.500	TBA	500	508,141

Total U.S. Government Agency Obligations (cost $62,069,119)				62,310,058
U.S. Treasury Obligations 9.9%
U.S. Treasury Bonds	1.625	11/15/50	5,165	2,906,927
U.S. Treasury Bonds	1.875	11/15/51	7,425	4,424,836
U.S. Treasury Bonds(k)	2.000	11/15/41	2,110	1,493,814
U.S. Treasury Bonds	2.375	02/15/42	5,030	3,770,928
U.S. Treasury Bonds	2.375	11/15/49	5,775	3,929,707
U.S. Treasury Bonds	2.375	05/15/51	525	354,785
U.S. Treasury Bonds	3.000	02/15/49	11,145	8,642,599
U.S. Treasury Bonds	3.875	05/15/43	700	649,031
U.S. Treasury Bonds	4.125	08/15/44	1,415	1,349,777
U.S. Treasury Bonds	4.125	08/15/53	675	644,836
U.S. Treasury Bonds	4.750	11/15/43	1,305	1,356,181
U.S. Treasury Strips Coupon(k)	3.002(s)	11/15/41	2,360	1,070,205
U.S. Treasury Strips Coupon	4.374(s)	08/15/43	165	68,791
U.S. Treasury Strips Coupon	4.396(s)	02/15/43	60	25,577
U.S. Treasury Strips Coupon	4.634(s)	02/15/42	720	322,341
U.S. Treasury Strips Coupon	4.648(s)	08/15/40	595	288,296
U.S. Treasury Strips Coupon	4.686(s)	02/15/41	730	344,326
U.S. Treasury Strips Coupon	4.736(s)	11/15/43	1,820	751,034
U.S. Treasury Strips Coupon	4.908(s)	05/15/42	1,210	535,047
U.S. Treasury Strips Coupon(k)	5.349(s)	05/15/40	2,080	1,021,231

Total U.S. Treasury Obligations (cost $35,145,857)				33,950,269

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Affiliated Exchange-Traded Fund 2.5%
PGIM AAA CLO ETF(wa) (cost $8,648,170)	168,813	$8,671,924

Total Long-Term Investments (cost $344,691,646)		344,377,504

Short-Term Investments 1.2%
	Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $3,942,658)(wa)	3,942,658	3,942,658
	Options Purchased*~ 0.0%
	(cost $17,668)	32,534

	Total Short-Term Investments (cost $3,960,326)	3,975,192

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.1% (cost $348,651,972)	348,352,696
Options Written*~ (0.0)%
	(premiums received $27,939)	(37,691)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.1% (cost $348,624,033)	348,315,005
	Liabilities in excess of other assets(z) (2.1)%	(7,186,808)

	Net Assets 100.0%	$341,128,197

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $399,996 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $641,441. The aggregate value of $595,436 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,000,000 is 0.3% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	12/27/24	$114.00		10		10	$781
10 Year U.S. Treasury Notes Futures	Call	12/27/24	$118.00		10		10	156
Total Exchange Traded (cost $2,215)								$937

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%		—		4,360	$38
Currency Option EUR vs PLN	Call	DB	12/10/24	4.80		—	EUR	292	2
Currency Option EUR vs ZAR	Call	DB	12/05/24	21.00		—	EUR	195	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20		—		392	6,430
Currency Option USD vs TRY	Call	DB	12/17/24	45.00		—		393	97
Currency Option USD vs TRY	Call	BOA	12/31/24	45.00		—		239	122
2-Year 10 CMS Curve CAP	Put	JPM	01/21/25	0.13%		—		2,910	208
Currency Option EUR vs MXN	Put	MSI	12/31/24	19.00		—	EUR	118	2
Currency Option USD vs CLP	Put	DB	12/19/24	850.00		—		298	1
Currency Option USD vs CNH	Put	DB	05/08/25	6.00		—		392	17

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Put	MSI	12/23/24	3,900.00		—		201	$1
Currency Option USD vs MXN	Put	DB	12/18/24	18.00		—		215	1
Currency Option USD vs MXN	Put	MSI	12/31/24	18.50		—		123	10
Currency Option USD vs ZAR	Put	JPM	12/23/24	16.00		—		101	—
Total OTC Traded (cost $11,930)									$6,929

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.590%	3,085	$65
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.590%	3,085	5,394
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.80%	3.80%(A)	1 Day SOFR(A)/ 4.590%	3,085	8,093
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.24%	1 Day SOFR(A)/ 4.590%	4.24%(A)	1,325	2,390
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	3.91%	1 Day SOFR(A)/ 4.590%	3.91%(A)	995	7,431
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	4.41%	1 Day SOFR(A)/ 4.590%	4.41%(A)	995	1,295
Total OTC Swaptions (cost $3,523)								$24,668
Total Options Purchased (cost $17,668)								$32,534

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	12/27/24	$116.00		20		20	$(625)
(premiums received $1,221)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%		—		4,360	$—
Currency Option EUR vs PLN	Call	DB	12/10/24	4.31		—	EUR	292	(815)
Currency Option EUR vs ZAR	Call	BARC	12/05/24	19.15		—	EUR	195	(637)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45		—		392	(2,332)
Currency Option USD vs TRY	Call	GSI	12/11/24	35.60		—		196	(691)
Currency Option USD vs TRY	Call	DB	12/17/24	36.00		—		197	(930)
Currency Option USD vs TRY	Call	BOA	12/31/24	35.90		—		239	(2,829)
2-Year 10 CMS Curve CAP	Put	JPM	01/21/25	0.43%		—		2,910	(15)
Currency Option EUR vs MXN	Put	MSI	12/31/24	21.60		—	EUR	118	(1,872)
Currency Option USD vs CLP	Put	MSI	12/19/24	960.00		—		298	(1,646)
Currency Option USD vs CNH	Put	JPM	05/08/25	6.98		—		392	(2,251)
Currency Option USD vs COP	Put	MSI	12/23/24	4,300.00		—		201	(523)
Currency Option USD vs MXN	Put	MSI	12/05/24	20.40		—		117	(1,122)
Currency Option USD vs MXN	Put	DB	12/18/24	20.00		—		98	(540)
Currency Option USD vs MXN	Put	MSI	12/31/24	20.30		—		123	(1,647)
Currency Option USD vs ZAR	Put	JPM	12/23/24	17.80		—		101	(632)
Total OTC Traded (premiums received $26,718)									$(18,482)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.590%	2.52%(A)	6,170	$(33)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.590%	3.10%(A)	6,170	(2,117)
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.23%	1 Day SOFR(A)/ 4.590%	3.23%(A)	6,170	(3,055)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.590%	3,085	$(2,680)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.590%	3,085	(2,347)
7-Year Interest Rate Swap, 02/18/32	Put	JPM	02/13/25	4.48%	4.48%(A)	1 Day SOFR(A)/ 4.590%	2,650	(2,006)
10-Year Interest Rate Swap, 02/18/35	Put	JPM	02/13/25	4.16%	4.16%(A)	1 Day SOFR(A)/ 4.590%	1,990	(6,346)
Total OTC Swaptions (premiums received $0)								$(18,584)
Total Options Written (premiums received $27,939)								$(37,691)
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
145	2 Year U.S. Treasury Notes	Mar. 2025	$29,885,860	$68,557
73	5 Year U.S. Treasury Notes	Mar. 2025	7,854,914	54,120
119	10 Year U.S. Ultra Treasury Notes	Mar. 2025	13,660,828	222,342
121	10 Year U.S. Treasury Notes	Mar. 2025	13,453,687	144,590
97	20 Year U.S. Treasury Bonds	Mar. 2025	11,591,500	242,625
14	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	1,780,625	25,791
				758,025
Short Positions:
14	5 Year Euro-Bobl	Dec. 2024	1,773,120	(10,638)
3	10 Year Euro-Bund	Dec. 2024	427,286	(3,621)
				(14,259)
				$743,766

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/03/24	BNYM	BRL	4,668	$816,437	$775,623	$—	$(40,814)
Expiring 02/04/25	GSI	BRL	3,510	601,477	578,265	—	(23,212)
Expiring 02/04/25	GSI	BRL	1,263	215,000	208,061	—	(6,939)
Chilean Peso,
Expiring 12/18/24	CITI	CLP	185,630	202,000	190,521	—	(11,479)
Expiring 12/18/24	CITI	CLP	70,802	77,000	72,667	—	(4,333)
Expiring 12/18/24	GSI	CLP	89,510	94,884	91,868	—	(3,016)
Expiring 12/18/24	MSI	CLP	85,858	93,000	88,120	—	(4,880)
Chinese Renminbi,
Expiring 12/18/24	CITI	CNH	3,091	427,000	426,708	—	(292)
Expiring 12/18/24	CITI	CNH	2,172	300,000	299,790	—	(210)
Expiring 12/18/24	CITI	CNH	2,007	277,000	276,963	—	(37)
Expiring 12/18/24	JPM	CNH	2,062	284,000	284,574	574	—
Colombian Peso,
Expiring 12/18/24	BOA	COP	884,438	197,600	198,985	1,385	—
Expiring 12/18/24	CITI	COP	747,168	172,000	168,102	—	(3,898)
Expiring 12/18/24	CITI	COP	556,024	129,228	125,097	—	(4,131)
Expiring 12/18/24	CITI	COP	483,654	111,172	108,815	—	(2,357)
Czech Koruna,
Expiring 01/21/25	MSI	CZK	2,024	87,000	84,825	—	(2,175)
Euro,
Expiring 01/21/25	CITI	EUR	98	102,500	103,453	953	—
Expiring 01/21/25	CITI	EUR	97	102,500	102,700	200	—
Expiring 01/21/25	JPM	EUR	173	188,226	183,254	—	(4,972)
Expiring 01/21/25	SSB	EUR	240	263,384	253,837	—	(9,547)
Hungarian Forint,
Expiring 01/21/25	DB	HUF	109,601	293,000	279,818	—	(13,182)
Indian Rupee,
Expiring 12/18/24	BNP	INR	43,678	518,000	516,192	—	(1,808)
Expiring 12/18/24	CITI	INR	30,353	360,000	358,722	—	(1,278)
Expiring 12/18/24	CITI	INR	22,873	272,000	270,322	—	(1,678)
Expiring 12/18/24	GSI	INR	32,296	385,000	381,679	—	(3,321)
Expiring 12/18/24	JPM	INR	16,532	196,000	195,377	—	(623)
Expiring 12/18/24	SSB	INR	10,093	119,771	119,284	—	(487)
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	2,836,314	186,000	178,855	—	(7,145)
Expiring 12/18/24	CITI	IDR	3,226,509	207,000	203,460	—	(3,540)
Expiring 12/18/24	DB	IDR	2,271,356	149,000	143,229	—	(5,771)
Expiring 12/18/24	MSI	IDR	12,594,408	813,955	794,191	—	(19,764)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 12/18/24	MSI	MXN	6,849	$339,083	$336,418	$—	$(2,665)
New Taiwanese Dollar,
Expiring 12/18/24	JPM	TWD	16,732	516,000	515,609	—	(391)
Philippine Peso,
Expiring 12/18/24	BOA	PHP	25,571	453,535	435,934	—	(17,601)
Expiring 12/18/24	CITI	PHP	23,199	411,000	395,487	—	(15,513)
Expiring 12/18/24	CITI	PHP	13,110	228,000	223,495	—	(4,505)
Expiring 12/18/24	CITI	PHP	11,621	198,000	198,105	105	—
Expiring 12/18/24	JPM	PHP	16,385	285,000	279,320	—	(5,680)
Polish Zloty,
Expiring 01/21/25	DB	PLN	1,421	358,651	348,956	—	(9,695)
South African Rand,
Expiring 12/18/24	MSI	ZAR	3,291	185,000	182,351	—	(2,649)
Expiring 12/18/24	MSI	ZAR	1,635	93,000	90,572	—	(2,428)
Expiring 12/18/24	SSB	ZAR	3,252	186,000	180,218	—	(5,782)
Expiring 12/18/24	TD	ZAR	1,611	89,000	89,261	261	—
South Korean Won,
Expiring 12/18/24	BOA	KRW	289,044	222,000	207,343	—	(14,657)
Expiring 12/18/24	CITI	KRW	292,085	219,000	209,525	—	(9,475)
Expiring 12/18/24	CITI	KRW	236,830	179,000	169,888	—	(9,112)
Thai Baht,
Expiring 12/18/24	CITI	THB	7,849	235,000	229,205	—	(5,795)
Expiring 12/18/24	CITI	THB	7,329	228,000	214,034	—	(13,966)
Expiring 12/18/24	CITI	THB	6,314	191,000	184,376	—	(6,624)
Expiring 12/18/24	CITI	THB	2,814	87,000	82,187	—	(4,813)
Expiring 12/18/24	GSI	THB	6,584	197,000	192,271	—	(4,729)
Expiring 12/18/24	JPM	THB	6,377	194,000	186,241	—	(7,759)
Expiring 12/18/24	JPM	THB	4,717	142,845	137,745	—	(5,100)
Turkish Lira,
Expiring 12/05/24	BOA	TRY	14,515	404,763	416,205	11,442	—
Expiring 12/11/24	CITI	TRY	3,980	110,684	113,410	2,726	—
Expiring 12/12/24	CITI	TRY	10,816	304,226	307,911	3,685	—
Expiring 12/12/24	CITI	TRY	7,385	209,098	210,223	1,125	—
Expiring 12/18/24	CITI	TRY	10,076	260,232	285,068	24,836	—
Expiring 12/23/24	CITI	TRY	14,791	412,941	416,285	3,344	—
				$15,180,192	$14,901,000	50,636	(329,828)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/03/24	GSI	BRL	3,481	$601,475	$578,292	$23,183	$—
Expiring 12/03/24	MSI	BRL	1,188	205,000	197,331	7,669	—
British Pound,
Expiring 01/21/25	JPM	GBP	1,290	1,679,282	1,641,344	37,938	—
Chilean Peso,
Expiring 12/18/24	BARC	CLP	146,573	151,226	150,435	791	—
Expiring 12/18/24	BARC	CLP	108,891	110,774	111,760	—	(986)
Expiring 12/18/24	BNP	CLP	96,709	102,500	99,257	3,243	—
Expiring 12/18/24	DB	CLP	97,083	102,500	99,641	2,859	—
Expiring 12/18/24	GSI	CLP	99,398	101,000	102,017	—	(1,017)
Expiring 12/18/24	MSI	CLP	96,414	99,000	98,955	45	—
Expiring 12/18/24	TD	CLP	182,331	200,000	187,135	12,865	—
Chinese Renminbi,
Expiring 12/18/24	BOA	CNH	5,093	718,451	702,955	15,496	—
Colombian Peso,
Expiring 12/18/24	CITI	COP	376,981	89,000	84,815	4,185	—
Expiring 12/18/24	DB	COP	523,327	122,400	117,741	4,659	—
Expiring 12/18/24	DB	COP	506,442	117,600	113,942	3,658	—
Expiring 12/18/24	GSI	COP	825,434	196,000	185,710	10,290	—
Expiring 12/18/24	GSI	COP	597,125	141,151	134,344	6,807	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	11,075	481,754	464,148	17,606	—
Expiring 01/21/25	CITI	CZK	15,739	679,379	659,627	19,752	—
Euro,
Expiring 01/21/25	CITI	EUR	360	389,000	381,459	7,541	—
Expiring 01/21/25	CITI	EUR	195	205,000	206,520	—	(1,520)
Expiring 01/21/25	CITI	EUR	173	187,575	183,253	4,322	—
Expiring 01/21/25	GSI	EUR	5,293	5,782,749	5,606,479	176,270	—
Expiring 01/21/25	HSBC	EUR	398	422,055	421,311	744	—
Expiring 01/21/25	JPM	EUR	200	210,265	211,853	—	(1,588)
Expiring 01/21/25	JPM	EUR	48	51,445	51,260	185	—
Expiring 01/21/25	MSI	EUR	5,632	6,183,996	5,966,283	217,713	—
Expiring 01/21/25	SSB	EUR	4,381	4,830,542	4,640,443	190,099	—
Hungarian Forint,
Expiring 01/21/25	CITI	HUF	40,697	110,498	103,902	6,596	—
Expiring 01/21/25	TD	HUF	86,786	219,000	221,571	—	(2,571)
Indian Rupee,
Expiring 12/18/24	BOA	INR	51,389	608,000	607,322	678	—
Expiring 12/18/24	JPM	INR	16,575	196,000	195,891	109	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	4,897,571	$307,000	$308,836	$—	$(1,836)
Mexican Peso,
Expiring 12/18/24	CITI	MXN	353	17,000	17,347	—	(347)
Expiring 12/18/24	JPM	MXN	3,163	162,000	155,392	6,608	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	7,348	232,000	226,427	5,573	—
Expiring 12/18/24	CITI	TWD	22,431	697,593	691,239	6,354	—
Expiring 12/18/24	CITI	TWD	10,035	313,000	309,252	3,748	—
Expiring 12/18/24	JPM	TWD	11,105	351,029	342,217	8,812	—
Expiring 12/18/24	JPM	TWD	8,654	274,000	266,691	7,309	—
Expiring 12/18/24	MSI	TWD	15,119	479,000	465,899	13,101	—
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	473	124,514	126,358	—	(1,844)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	17,233	307,000	293,775	13,225	—
Expiring 12/18/24	CITI	PHP	15,070	255,000	256,908	—	(1,908)
Expiring 12/18/24	CITI	PHP	13,144	235,000	224,067	10,933	—
Expiring 12/18/24	CITI	PHP	7,761	138,000	132,309	5,691	—
Expiring 12/18/24	CITI	PHP	7,751	138,000	132,144	5,856	—
Singapore Dollar,
Expiring 12/18/24	BOA	SGD	380	295,000	283,857	11,143	—
Expiring 12/18/24	CITI	SGD	349	268,270	260,544	7,726	—
Expiring 12/18/24	GSI	SGD	360	274,000	268,747	5,253	—
South African Rand,
Expiring 12/18/24	BARC	ZAR	2,996	164,000	166,036	—	(2,036)
Expiring 12/18/24	JPM	ZAR	3,703	209,000	205,184	3,816	—
South Korean Won,
Expiring 12/18/24	BOA	KRW	328,677	242,000	235,774	6,226	—
Expiring 12/18/24	BOA	KRW	310,456	222,000	222,703	—	(703)
Expiring 12/18/24	BOA	KRW	277,976	206,000	199,404	6,596	—
Expiring 12/18/24	BOA	KRW	205,236	153,422	147,224	6,198	—
Expiring 12/18/24	BOA	KRW	117,154	87,000	84,040	2,960	—
Expiring 12/18/24	CITI	KRW	309,566	235,000	222,064	12,936	—
Expiring 12/18/24	CITI	KRW	286,021	208,000	205,175	2,825	—
Expiring 12/18/24	MSI	KRW	418,218	314,633	300,005	14,628	—
Thai Baht,
Expiring 12/18/24	CITI	THB	11,901	342,000	347,558	—	(5,558)
Expiring 12/18/24	CITI	THB	6,896	198,000	201,380	—	(3,380)
Expiring 12/18/24	JPM	THB	25,175	752,277	735,195	17,082	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/24	JPM	THB	12,358	$368,626	$360,902	$7,724	$—
Expiring 12/18/24	JPM	THB	8,916	256,000	260,384	—	(4,384)
Expiring 12/18/24	JPM	THB	6,366	189,692	185,918	3,774	—
Turkish Lira,
Expiring 12/05/24	BOA	TRY	8,284	237,118	237,532	—	(414)
Expiring 12/05/24	BOA	TRY	6,231	178,000	178,673	—	(673)
Expiring 12/18/24	CITI	TRY	7,489	203,000	211,873	—	(8,873)
				$34,927,791	$33,996,029	971,400	(39,638)
						$1,022,036	$(369,466)
Credit default swap agreements outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	465	$(650)	$330	$(980)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	155	(217)	134	(351)	BARC
					$(867)	$464	$(1,331)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		350	0.275%	$3,338	$2,649	$689	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		350	0.233%	3,493	2,686	807	GSI
Morgan Stanley	12/20/25	1.000%(Q)		350	0.236%	3,483	2,649	834	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)		140	1.511%	(115)	(1,046)	931	MSI
Republic of Italy	12/20/24	1.000%(Q)		570	0.077%	1,443	302	1,141	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	465	0.065%	298	(60)	358	BARC

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Credit default swap agreements outstanding at November 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	160	0.065%	$103	$(15)	$118	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	155	0.065%	99	(26)	125	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	315	0.081%	338	122	216	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	600	0.174%	2,869	1,565	1,304	GSI
						$15,349	$8,826	$6,523

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	18,400	0.475%	$406,558	$475,817	$69,259
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.700%	$(782)	$16,233	$17,015
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.700%	5,906	28,980	23,074
	1,272	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.590%	—	(1,957)	(1,957)
	1,696	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.590%	—	231	231
	23,875	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.590%	—	55,446	55,446
	5,635	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.590%	413	(7,699)	(8,112)
	3,000	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(9,016)	(9,016)
	12,230	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.590%	—	(58,019)	(58,019)
	730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.590%	82	(8,257)	(8,339)
	6,640	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.590%	2,022	58,057	56,035

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Interest rate swap agreements outstanding at November 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,135	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.590%	$(3,915)	$(56,132)	$(52,217)
370	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.590%	165,450	156,521	(8,929)
				$169,176	$174,388	$5,212

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54 bps(T)/ 4.040%	JPM	03/20/25	(1,833)	$68,729	$—	$68,729
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.810%	JPM	02/04/25	1,120	(54,379)	—	(54,379)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 4.800%	JPM	02/13/25	2,270	(86,193)	—	(86,193)
					$(71,843)	$—	$(71,843)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).